Other income (expenses), net (Tables)	12 Months Ended
Dec. 31, 2017
Other income (expenses), net (Tables) [Abstract]
Schedule of other operating income (expenses), net

29.              Other income (expenses), net

	Note	2017	2016	2015
			Adjusted	Adjusted

Participation of members in profits and results	(i)	(399,828)	(361,796)	(356,437)
Expenses from fixed assets		(205,929)	(53,774)	(174,488)
Allowance for judicial and labor claims		(119,919)	(169,973)	(105,644)
Capital gain - sale of Quantiq	5	276,816
Recovery of environmental damages		(102,466)	(182,600)	(65,791)
Leniency agreement	23.3	(375,476)	(2,860,402)
Other		71,922	(277,409)	(249,940)
		(854,880)	(3,905,954)	(952,300)

(i)        In the fiscal year ended December 31, 2016 and 2015, the amounts related to this item were reclassified from “costs of goods sold” (2016 - R$163,055, 2015 - R$165,522), “selling and distribution expenses” (2016 - R$7,155, 2015 - R$5,848) and “general and administrative expenses” (2016 - R$191,586, 2015 - R$185,067) (Note 2.4(b)).